INTANGIBLE ASSETS, NET (Tables)	3 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Estimated life	September 30, 2025	June 30, 2025

Patent costs	5.75 years	$186,300	$186,300
		186,300	186,300
Accumulated Amortization		(145,854)	(137,720)
Net Intangible		$40,446	$48,580